Cover	Jul. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 09, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41622
Entity Registrant Name	Distoken Acquisition Corporation
Entity Central Index Key	0001818605
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 1006, Block C, Jinshangjun Park
Entity Address, Address Line Two	No. 2 Xiaoba Road, Panlong District
Entity Address, City or Town	Kunming, Yunnan
Entity Address, Country	CN
Entity Address, Postal Zip Code	N/A
City Area Code	+86 871
Local Phone Number	63624579
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable